Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Royalties:

In addition to its own intellectual property, the Company also embeds certain off the shelf technologies (Intellectual Property (“IP”)) licensed from third parties in its chip technology.

These are typically non-exclusive contracts provided under royalty-accruing and/or paid-up licenses. Once deployed in the Company’s products, such licenses for commercial use are generally perpetual.

Royalty arrangements with certain vendors vary between 0.25%-3.5% of net revenue per chip plus additional royalties of up to $0.1 per chip.

The royalties’ expenses totaled $588 thousand, $412 thousand and $725 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. The royalties were recorded as part of cost of revenues.

b.	The Israel Innovation Authority (formerly known as “Office Of Chief Scientist”)

Until 2016, the Company received grants from the Israel Innovation authority (“IIA”) for participation in research and development costs of the Company’s. The IIA grants were recognized when grants were received and presented as a deduction from research and development expenses. The Company repaid the IIA all its liability for the received grant.

While the Company has no outstanding obligation to the IIA, the Company is still subject to the provisions of the Research and Development law in Israel.

c.	Noncancelable Purchase Obligations

The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of December 31, 2025, and 2024, the total value of open purchase orders for such manufacturing contractors was approximately $5,333 thousand and $8,044 thousand, respectively.

The Company has non-cancellable purchase agreements for certain IP embedded in the Company’s products, as well as certain agreements for the license of development tools used by the development team. As of December 31, 2025, and 2024, the total value of non-paid amounts related to such agreements totaled $5,015 thousand and $2,349 thousand, respectively.

d.	Legal proceedings

As of December 31, 2025, and 2024, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no material action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.

On March 26, 2024, the Company received a complaint from a customer regarding allegedly damaged chips due to a certain batch production incident that customer embedded in its product. The company identified and remedied the production process.

On September 10, 2024, the customer sent a cost claim letter in the amount of 2,096 thousand Euro ($2,182 thousand as of December 31, 2024).

In 2024, the Company recorded a relevant provision in its books, within its other current liabilities. Relevant expenses were recorded in the general and administrative expenses. As of December 31, 2024, the Company believed that it will be able to obtain reimbursement from its product liability insurance, however since there was no certainty that the Company will be able to recure the expenses amount from the insurance company, the Company did not record an asset in its books.

In June 2025, following the ongoing discussions with the customer and updated indications, the Company decreased the provision in its financial statements by $323 thousand. The reversal of the provision was recorded in the general and administrative expenses.

In October 2025, the insurance company provided a draft release and discharge agreement to be signed by the Company, the customer, and the insurer. Subject to the final execution of such agreement by all parties, the insurance company will pay the customer $1,726 thousand, less a $250 thousand retention amount to be paid by the Company, as final settlement of the claim.

Based on the progress achieved and the insurance company’s written confirmation of its intent to settle, management determined that the realization of the reimbursement from the insurer is probable and the amount is reasonably estimable. Accordingly, the Company recognized in September 2025 an insurance recovery asset of $1,476 thousand (representing the expected reimbursement from the insurer). The related income was recognized within general and administrative expenses in the consolidated statement of operations.

In December 2025, following the draft release and discharge agreement, and the customer’s feedback to this letter, the Company decreased the provision in its financial statements by additional $412 thousand. Reversal of the provision was recorded in the general and administrative expenses.

As of December 31, 2025, the provision amounted to $1,726 thousand, while the insurance recovery asset amounted to $1,476 thousand. The remaining difference of $250 thousand reflects the retention amount to be paid by the Company.